Entity Wide Disclosures - Schedule of Major Customers Breakdown of Company's revenue (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018
Revenues	$ 40	$ 24	$ 309	[1]	$ 391	[1]
Customer A [Member]
Revenues			85		134
Customer B [Member]
Revenues			30		92
Customer C [Member]
Revenues			33		$ 21
Customer D Parent Company [Member]
Revenues			$ 36

[1]	As for revenues related to transaction with the Parent Company - see Note 11(b)